STATUTORY REPORTING PRACTICES AND OTHER REGULATORY MATTERS (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
STATUTORY REPORTING PRACTICES AND OTHER REGULATORY MATTERS
Estimated maximum amount that would qualify as ordinary dividends from insurance subsidiaries in 2012 (in dollars)	$ 307,200,000
Total adjusted capital	2,900,000,000
Action level RBC	680,500,000
RBC ratio (as a percent)	433.00%
Market value of fixed maturity and short-term investments of the company's subsidiaries deposited with regulatory authorities	32,300,000
PLICO
STATUTORY REPORTING PRACTICES AND OTHER REGULATORY MATTERS
Statutory net income	259,200,000	303,600,000	549,900,000
Statutory capital and surplus	$ 2,600,000,000	$ 2,600,000,000